NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2018 USD ($)
Accounting Policies [Abstract]
Prepaid expenses	$ 91,181
Customer deposits	$ 163,980